Convertible Note Payable (Details) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 19, 2023	Oct. 25, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible Note Payable [Abstract]
Principal amount		$ 1,707,500
Convert amount		$ 1,238,400
Conversion price per share (in Dollars per share)		$ 7.2		$ 5.4
Issuance of ordinary shares for a convertible note conversion (in Shares)	172,000
Cash repayment of a convertible note				$ 554,238		[1]
Finance costs				$ 60,094	$ 22,767

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake (Note 27).